iShares®

iShares Trust

Supplement dated August 1, 2008

to the Prospectus dated August 1, 2007

for the iShares Dow Jones/KLD/Cohen & Steers Series

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus.

Effective August 1, 2008, the Standard Creation/Redemption Transaction Fee for the iShares Dow Jones U.S. Oil Equipment & Services Index Fund is $450 and for the iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund it is $350. The Maximum Creation/Redemption Transaction Fee for the iShares Dow Jones U.S. Oil Equipment & Services Index Fund is $1,800 and for the iShares Dow Jones U.S. Oil & Gas Exploration & Production Index Fund it is $1,400.

Also, effective August 1, 2008, all references to 45 Fremont Street are changed to 400 Howard Street.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-020-08008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated August 1, 2008

to the Prospectus dated November 9, 2007

for the iShares FTSE EPRA/NAREIT Series

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus.

Effective August 1, 2008, the Standard Creation/Redemption Transaction Fee for the iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund is $4,000 and the Maximum Creation/Redemption Transaction Fee for the iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund is $16,000.

Also, effective August 1, 2008, all references to 45 Fremont Street are changed to 400 Howard Street.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-094-08008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated August 1, 2008

to the Statement of Additional Information (“SAI”) dated November 9, 2007 for the iShares FTSE EPRA/NAREIT Series

The information in this Supplement updates information in, and should be read in conjunction with, the SAI.

Effective August 1, 2008, the Standard Creation Transaction Fee and the Standard Redemption Transaction Fee for the iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund is $4,000 and the Maximum Creation/Redemption Transaction Fee for the iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. Index Fund is $16,000.

Also, effective August 1, 2008, all references to 45 Fremont Street are changed to 400 Howard Street.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-099-08008

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE